Business and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011
Estimated Fair Value | Senior Credit Facility
Fair Value Measures
Long-term debt	$ 224.1	$ 223.0	$ 212.3
Estimated Fair Value | 2009 Loan Facility
Fair Value Measures
Long-term debt			151.5
Estimated Fair Value | PIK Notes
Fair Value Measures
Long-term debt			62.7
Carrying Value | Senior Credit Facility
Fair Value Measures
Long-term debt	227.2	228.3	230.7
Carrying Value | 2009 Loan Facility
Fair Value Measures
Long-term debt			109.8
Carrying Value | PIK Notes
Fair Value Measures
Long-term debt			$ 48.9